Integration and Restructuring Costs	12 Months Ended
Apr. 30, 2017
Restructuring and Related Activities [Abstract]
Integration and Restructuring Costs

NOTE 3	INTEGRATION AND RESTRUCTURING COSTS

Integration and restructuring costs primarily consist of employee-related costs, outside service and consulting costs, and other costs related to acquisition or restructuring activities. Employee-related costs include severance, retention bonuses, and relocation costs. Severance costs and retention bonuses are recognized over the estimated future service period of the affected employees, and the remainder are expensed as incurred. Other costs include professional fees, information systems costs, and other miscellaneous expenditures associated with the integration or restructuring activities, which are expensed as incurred. These one-time costs are not allocated to segment profit, and the majority of these costs are reported in other special project costs in the Statements of Consolidated Income. The obligation related to employee separation costs is included in other current liabilities in the Consolidated Balance Sheets.

Integration Costs: Total one-time costs related to the Big Heart acquisition are anticipated to be approximately $290.0, of which approximately $45.0 are expected to be noncash charges. Of the total anticipated one-time costs, we expect to incur $105.0, $115.0, and $70.0 in employee-related costs, outside service and consulting costs, and other costs, respectively. These costs are anticipated to be incurred through 2018.

The following table summarizes our one-time costs incurred in relation to the Big Heart acquisition.

	2017	2016	2015	Total Costs Incurred to Date at April 30, 2017
Employee-related costs	$16.3	$52.4	$13.4	$82.1
Outside service and consulting costs	33.9	56.0	16.1	106.0
Other costs	13.9	36.8	6.5	57.2
Total one-time costs	$64.1	$145.2	$36.0	$245.3

Noncash charges of $3.2, $18.9, and $5.7 were included in the total one-time costs incurred in 2017, 2016, and 2015, respectively, and primarily consisted of share-based compensation and accelerated depreciation. Noncash charges included in total one-time costs incurred to date were $27.8.

The obligation related to severance costs and retention bonuses was $5.3 and $13.4 at April 30, 2017 and 2016, respectively.

Restructuring Costs: An organization optimization program was approved by the Board of Directors during the fourth quarter of 2016 as part of our ongoing efforts to reduce costs and optimize the organization. Total restructuring costs are expected to be approximately $40.0, of which the majority represents employee-related costs, while the remainder primarily consists of site preparation, equipment relocation, and production start-up costs at the impacted facilities. Included in the total restructuring costs are approximately $4.0 of noncash charges related to accelerated depreciation.
As part of this program, we exited two leased facilities in Livermore, California, and consolidated all ancient grains and pasta production into our facility in Chico, California, during 2017. Additionally, we will discontinue the production of coffee at our Harahan, Louisiana, facility and consolidate all related coffee production into one of our facilities in New Orleans, Louisiana, which we expect to complete by December 31, 2017. We have also identified additional opportunities to further optimize the overall organization, which we expect to achieve in 2018. Upon completion of these initiatives, the organization optimization program will result in total headcount reductions of approximately 275 full-time positions. We anticipate the remaining costs associated with the program to be incurred through 2018.
The following table summarizes our one-time costs incurred in relation to the organization optimization program.

	2017	2016	Total Costs Incurred to Date at April 30, 2017
Employee-related costs	$12.4	$1.3	$13.7
Outside service and consulting costs	1.8	—	1.8
Other costs	4.4	—	4.4
Total one-time costs	$18.6	$1.3	$19.9

Total cumulative noncash charges incurred to date were $2.1, all of which were incurred in 2017. The obligation related to severance costs and retention bonuses was $3.3 and $1.3 at April 30, 2017 and 2016, respectively.

During 2015, we completed a multi-year restructuring initiative that was focused on the coffee, fruit spreads, and Canadian pickle and condiment operations in an effort to achieve enhanced long-term strength and profitability of our leading brands. We incurred total restructuring costs of $263.6 through April 30, 2015, of which $15.4 was incurred during the year ended April 30, 2015.